Document and Entity Information	Feb. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001417398
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Feb. 10, 2026
Entity Registrant Name	HILLENBRAND, INC.
Entity Incorporation State Country Code	IN
Entity File Number	1-33794
Entity Tax Identification Number	26-1342272
Entity Address, Address Line One	One Batesville Boulevard
Entity Address, City or Town	Batesville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47006
City Area Code	(812)
Local Phone Number	931-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	HI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false